Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Increase in loan loss provisions	€ 131	€ 1,998
De-netting of cash pool balances	(2,500)		€ (2,200)
Liquidity facility	(2,200)		(2,200)
Other items not included in receivables	100		(300)
Value adjustment hedged items in respect of portfolio hedges	(800)		(1,000)
Securities at amortised cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Repurchase agreements and cash collateral on securities lent	(6,500)		(6,400)
Derivatives [member]
Disclosure Of Credit Risk Exposure [Line Items]
Repurchase agreements and cash collateral on securities lent	(6,100)		(8,300)
12-month expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Net remeasurement of loan loss provision	(114)
Credit impaired [member] | Lifetime expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13,400
Financial assets			13,400
Not credit-impaired [member] | Lifetime expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	62,000
Net remeasurement of loan loss provision	(62)
Financial assets			62,000
Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	118,400
Financial assets	126,900		118,400
Gross Carrying Amount [Member] | Loans and advances to central banks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	109,200
Financial assets	119,600		109,200
Gross Carrying Amount [Member] | Loans and advances to banks [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,400
Financial assets	26,200		25,400
Gross Carrying Amount [Member] | Financial assets at FVOCI [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	34,000
Financial assets	30,600		34,000
Gross Carrying Amount [Member] | Securities at amortised cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	50,600
Financial assets	49,500		50,600
Gross Carrying Amount [Member] | Loans And Advances To Customers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	599,700
Financial assets	613,100		599,700
Gross Carrying Amount [Member] | Assets held for sale [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,300
Gross Carrying Amount [Member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	916,942	869,284	869,284
Transfer into 12-month ECL (Stage 1)			0
Transfer into lifetime ECL not credit impaired (Stage 2)			0
Transfer into lifetime ECL credit impaired (Stage 3)			0
Net remeasurement of loan loss provision			0
New financial assets originated or purchased	77,861		161,333
Financial assets that have been derecognised	(41,066)		(123,919)
Net drawdowns and repayments	(4,509)		11,444
Write-offs			(1,200)
Financial assets	949,228		916,942
Gross Carrying Amount [Member] | 12-month expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	841,562	817,247	817,247
Transfer into 12-month ECL (Stage 1)	13,305		9,139
Transfer into lifetime ECL not credit impaired (Stage 2)	(15,575)		(39,093)
Transfer into lifetime ECL credit impaired (Stage 3)	(1,228)		(3,592)
Net remeasurement of loan loss provision			0
New financial assets originated or purchased	77,861		161,333
Financial assets that have been derecognised	(33,762)		(116,035)
Net drawdowns and repayments	(2,518)		12,563
Financial assets	879,645		841,562
Gross Carrying Amount [Member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3
Gross Carrying Amount [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13,398	10,955	10,955
Transfer into 12-month ECL (Stage 1)	(475)		(240)
Transfer into lifetime ECL not credit impaired (Stage 2)	(771)		(509)
Transfer into lifetime ECL credit impaired (Stage 3)	2,436		5,471
Net remeasurement of loan loss provision			0
New financial assets originated or purchased			0
Financial assets that have been derecognised	(1,539)		(897)
Net drawdowns and repayments	(222)		(181)
Write-offs			(1,200)
Financial assets	12,827		13,398
Gross Carrying Amount [Member] | Purchased credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3
Financial assets			3
Gross Carrying Amount [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	61,981	41,082	41,082
Transfer into 12-month ECL (Stage 1)	(12,830)		(8,899)
Transfer into lifetime ECL not credit impaired (Stage 2)	16,345		39,601
Transfer into lifetime ECL credit impaired (Stage 3)	(1,208)		(1,879)
Net remeasurement of loan loss provision			0
New financial assets originated or purchased			0
Financial assets that have been derecognised	(5,765)		(6,987)
Net drawdowns and repayments	(1,768)		(938)
Financial assets	56,755		61,981
Accumulated Impairment [Member] | Contingent liabilities (credit replacements) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17
Financial assets	23		17
Accumulated Impairment [Member] | Loans and advances to central banks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3
Financial assets	4		3
Accumulated Impairment [Member] | Loans and advances to banks [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23
Financial assets	20		23
Accumulated Impairment [Member] | Financial assets at FVOCI [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	14
Financial assets	12		14
Accumulated Impairment [Member] | Securities at amortised cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17
Financial assets	22		17
Accumulated Impairment [Member] | Loans And Advances To Customers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,779
Financial assets	5,347		5,779
Accumulated Impairment [Member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,854	4,646	4,646
Transfer into 12-month ECL (Stage 1)	(204)		(194)
Transfer into lifetime ECL not credit impaired (Stage 2)	83		518
Transfer into lifetime ECL credit impaired (Stage 3)	359		1,325
Net remeasurement of loan loss provision	(87)		1,259
New financial assets originated or purchased	80		178
Financial assets that have been derecognised	(163)		(428)
Changes in models/risk parameters	53		7
Increase in loan loss provisions	121		2,666
Write-offs	(472)		(1,200)
Recoveries of amounts previously written off	21		39
Foreign exchange and other movements	(97)		(297)
Financial assets	5,427		5,854
Accumulated Impairment [Member] | 12-month expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	581	490	490
Transfer into 12-month ECL (Stage 1)	16		24
Transfer into lifetime ECL not credit impaired (Stage 2)	(23)		(76)
Transfer into lifetime ECL credit impaired (Stage 3)	(3)		(30)
Net remeasurement of loan loss provision	(114)		109
New financial assets originated or purchased	80		178
Financial assets that have been derecognised	(31)		(85)
Changes in models/risk parameters	4
Increase in loan loss provisions	(70)		119
Foreign exchange and other movements	(6)		(28)
Financial assets	505		581
Accumulated Impairment [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,797	3,275	3,275
Transfer into 12-month ECL (Stage 1)	(19)		(18)
Transfer into lifetime ECL not credit impaired (Stage 2)	(79)		(57)
Transfer into lifetime ECL credit impaired (Stage 3)	426		1,518
Net remeasurement of loan loss provision	89		700
Financial assets that have been derecognised	(87)		(236)
Changes in models/risk parameters	33
Increase in loan loss provisions	362		1,908
Write-offs	(472)		(1,200)
Recoveries of amounts previously written off	21		39
Foreign exchange and other movements	(92)		(226)
Financial assets	3,616		3,797
Accumulated Impairment [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,476	€ 881	881
Transfer into 12-month ECL (Stage 1)	(202)		(200)
Transfer into lifetime ECL not credit impaired (Stage 2)	185		651
Transfer into lifetime ECL credit impaired (Stage 3)	(64)		(163)
Net remeasurement of loan loss provision	(62)		450
Financial assets that have been derecognised	(46)		(107)
Changes in models/risk parameters	16		7
Increase in loan loss provisions	(171)		638
Foreign exchange and other movements	1		(42)
Financial assets	€ 1,306		€ 1,476